Commitments, Contingencies and Guarantees (Contractual Expiry of Commitments) (Details) In Millions	Mar. 31, 2011 Contractual Amount due Less Than 1 Year [Member] Commitments to Extend Credit [Member] USD ($)	Mar. 31, 2011 Contractual Amount due Less Than 1 Year [Member] Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due Less Than 1 Year [Member] Commitments to Invest in Partnerships [Member] USD ($)	Mar. 31, 2011 Contractual Amount due Less Than 1 Year [Member] Commitments to Invest in Partnerships [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due Less Than 1 Year [Member] Commitments to Purchase Aircrafts [Member] USD ($)	Mar. 31, 2011 Contractual Amount due Less Than 1 Year [Member] Commitments to Purchase Aircrafts [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due 1 to 3 Years [Member] Commitments to Extend Credit [Member] USD ($)	Mar. 31, 2011 Contractual Amount due 1 to 3 Years [Member] Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due 1 to 3 Years [Member] Commitments to Invest in Partnerships [Member] USD ($)	Mar. 31, 2011 Contractual Amount due 1 to 3 Years [Member] Commitments to Invest in Partnerships [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due 1 to 3 Years [Member] Commitments to Purchase Aircrafts [Member] USD ($)	Mar. 31, 2011 Contractual Amount due 1 to 3 Years [Member] Commitments to Purchase Aircrafts [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due 3 to 5 Years [Member] Commitments to Extend Credit [Member] USD ($)	Mar. 31, 2011 Contractual Amount due 3 to 5 Years [Member] Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due 3 to 5 Years [Member] Commitments to Invest in Partnerships [Member] USD ($)	Mar. 31, 2011 Contractual Amount due 3 to 5 Years [Member] Commitments to Invest in Partnerships [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due 3 to 5 Years [Member] Commitments to Purchase Aircrafts [Member] USD ($)	Mar. 31, 2011 Contractual Amount due 3 to 5 Years [Member] Commitments to Purchase Aircrafts [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due More than 5 Years [Member] Commitments to Extend Credit [Member] USD ($)	Mar. 31, 2011 Contractual Amount due More than 5 Years [Member] Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Contractual Amount due More than 5 Years [Member] Commitments to Invest in Partnerships [Member] USD ($)	Mar. 31, 2011 Contractual Amount due More than 5 Years [Member] Commitments to Invest in Partnerships [Member] JPY (¥)	Mar. 31, 2011 Commitments to Extend Credit [Member] USD ($)	Mar. 31, 2011 Commitments to Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Commitments to Invest in Partnerships [Member] USD ($)	Mar. 31, 2011 Commitments to Invest in Partnerships [Member] JPY (¥)	Mar. 31, 2011 Commitments to Purchase Aircrafts [Member] USD ($)	Mar. 31, 2011 Commitments to Purchase Aircrafts [Member] JPY (¥)
Total contractual amount	$ 853	¥ 70,621	$ 3	¥ 274	$ 301	¥ 24,905	$ 777	¥ 64,289	$ 289	¥ 23,886	$ 545	¥ 45,066	$ 1,548	¥ 128,105	$ 3	¥ 282	$ 96	¥ 7,957	$ 21	¥ 1,721	$ 164	¥ 13,566	$ 3,199	¥ 264,736	$ 459	¥ 38,008	$ 942	¥ 77,928